Appendix I: Scope of Consolidation - Main Changes in the Scope of Consolidation for the Year (Details)	12 Months Ended
Dec. 31, 2019
Telefónica Soluciones de Criptografía, S.A. Engineering, research and development
Disclosure of subsidiaries [line items]
% Acquisition	100.00%
Inmosites, S.A.U. Purchase and rental of real estate related to the telecommunications infrastructure business
Disclosure of subsidiaries [line items]
% Participation	50.01%
Telefónica Móviles Guatemala, S.A. Wireless, wireline and radio paging communications services provider
Disclosure of subsidiaries [line items]
% sold	60.00%
Telefonía Celular de Nicaragua, S.A. Wireless telephony services
Disclosure of subsidiaries [line items]
% sold	60.00%
Telefónica Móviles Panamá, S.A. Wireless telephony services
Disclosure of subsidiaries [line items]
% sold	60.00%
Seguros de Vida y Pensiones Antares, S.A. Life insurance, pensions and health insurance
Disclosure of subsidiaries [line items]
% sold	100.00%
Telefónica Gestión Logística, S.A.C Logistic service provider
Disclosure of subsidiaries [line items]
% sold	100.00%
Telxius Cable Bolivia, S.A. Establishment and operation of any kind of communications infrastructure and/or network
Disclosure of subsidiaries [line items]
% Acquisition	50.01%
Pontel Participaciones, S.L. Holding company
Disclosure of subsidiaries [line items]
% Acquisition	83.35%
% Participation after operation	83.35%
Centro de Asistencia Telefónica, S.A. Provision of services related to databases
Disclosure of subsidiaries [line items]
% sold	100.00%
Shortcut I GmbH & Co. KG Technological innovation based business project development
Disclosure of subsidiaries [line items]
% sold	69.22%
Telefónica Digital Inc. IP telephony platform
Disclosure of subsidiaries [line items]
% sold	100.00%
Tokbox Inc. IP telephony platform
Disclosure of subsidiaries [line items]
% sold	100.00%
Axonix Ltd Digital and mobile advertising
Disclosure of subsidiaries [line items]
% sold	78.00%
Telefónica Gestión de Servicios Compartidos México, S.A. de C.V. Management and administrative services rendered
Disclosure of subsidiaries [line items]
% Participation	100.00%